Offsets	May 18, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-1
File Number	333-290920
Initial Filing Date	Oct. 17, 2025
Fee Offset Claimed	$ 46,651.92
Explanation for Claimed Amount	The Registrant paid a registration fee of $67,496.38 in connection with the initial filing of the Registration Statement on Form S-1 (File No. 333-290920) on October 17, 2025. In accordance with Rule 457(b) under the Securities Act of 1933, as amended, the Registrant is offsetting $67,496.38 of the previously paid filing fee against the total filing fee due in connection with this pre-effective amendment to the Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Aeon Acquisition I Corp.
Form or Filing Type	S-1
File Number	333-290920
Filing Date	Oct. 17, 2025
Fee Paid with Fee Offset Source	$ 67,496.38